UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                         GOVERNMENT SECURITIES PORTFOLIO
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.1%
-------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.65%, 12/26/07                                         $    90,000    $        89,891
-------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                                  80,000             78,724
-------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                     31,751             31,566
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                     30,000             30,000
-------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                        4,958              4,950
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                     20,000             19,877
-------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2003-3, Cl. AF1, 2.97%,
8/25/33 2                                                                    15,216             15,226
-------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                        33,029             33,211
Series 2003-A, Cl. A3, 2.12%, 11/8/06                                        69,017             68,862
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                       67,653             67,516
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                      100,000             99,700
-------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                       10,000              9,901
-------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4A, 4.36%, 9/15/06                                       59,190             59,379
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      120,316            119,921
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                       60,000             59,472
-------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        50,911             50,777
-------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2003-3, Cl. A2, 1.52%, 4/21/06                           25,409             25,388
-------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                              16,212             16,197
-------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2003-1,
Cl. A2, 1.60%, 7/20/06                                                        2,227              2,226
-------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        90,716             90,419
-------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3%, 11/25/34 1,2                                      25,357             25,377
-------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                     20,000             19,782
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                     30,000             30,000
-------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                        10,268             10,280
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                        7,730              7,729
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        78,955             78,773
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                        80,000             79,792
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                            80,000             79,556
-------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                               60,000             59,741
-------------------------------------------------------------------------------------------------------


1            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                   $    54,517    $        54,497
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       18,736             18,723
                                                                                       ----------------
Total Asset-Backed Securities (Cost $1,442,376)                                              1,437,453

-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--78.1%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--69.6%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--67.8%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44              166,408            175,716
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 10/1/22-10/1/34                                                         771,866            791,942
6.50%, 12/1/28                                                              144,621            150,666
7%, 3/1/31-10/1/31                                                          117,366            123,724
10.50%, 10/1/20                                                              10,308             11,690
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Series 2196, Cl. GB, 8%, 3/15/30                                12,311             13,236
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                                           79,449             82,338
Series 2046, Cl. G, 6.50%, 4/15/28                                          244,515            254,341
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                           15,800             15,877
Series 2034, Cl. Z, 6.50%, 2/15/28                                           26,725             27,792
Series 2053, Cl. Z, 6.50%, 4/15/28                                           35,706             37,095
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          46,041             47,739
Series 2080, Cl. Z, 6.50%, 8/15/28                                           30,801             31,872
Series 2387, Cl. PD, 6%, 4/15/30                                             58,419             59,963
Series 2466, Cl. PD, 6.50%, 4/15/30                                           5,679              5,684
Series 2498, Cl. PC, 5.50%, 10/15/14                                          6,892              6,941
Series 2500, Cl. FD, 3.31%, 3/15/32 2                                        22,878             22,972
Series 2526, Cl. FE, 3.21%, 6/15/29 2                                        28,642             28,800
Series 2550, Cl. QK, 4.50%, 4/15/22                                          17,534             17,570
Series 2551, Cl. FD, 3.21%, 1/15/33 2                                        23,691             23,883
Series 2583, Cl. KA, 5.50%, 3/15/22                                         104,133            105,395
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 10.937%, 2/1/28 3                                        13,806              2,787
Series 200, Cl. IO, 10.725%, 1/1/29 3                                        16,757              3,492
Series 205, Cl. IO, 5.337%, 9/1/29 3                                         94,647             18,203
Series 2074, Cl. S, 15.01%, 7/17/28 3                                        17,265              2,160
Series 2079, Cl. S, 14.954%, 7/17/28 3                                       27,648              3,367
Series 2526, Cl. SE, 20.651%, 6/15/29 3                                      47,174              4,201
Series 2819, Cl. S, 14.399%, 6/15/34 3                                      426,399             36,483
Series 2920, Cl. S, 30.867%, 1/15/35 3                                      285,192             15,914
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-4/1/35 4                                                       2,410,523          2,381,959
5.50%, 3/1/33-1/1/34                                                        621,492            623,914
5.50%, 4/1/20-4/1/35 4                                                    2,231,000          2,247,435
6%, 10/1/22-8/1/24                                                          260,959            268,588


2            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6%, 4/1/20-4/1/35 4                                                     $ 1,096,000    $     1,125,630
6.50%, 2/1/09-10/1/30                                                       210,149            219,153
6.50%, 4/1/35 4                                                           2,165,000          2,246,863
7%, 11/1/13-8/1/34                                                          185,690            195,427
7.50%, 9/1/22-2/1/27                                                         42,481             45,642
8.50%, 7/1/32                                                                 4,403              4,782
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                           14,465             14,500
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           30,363             30,669
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           31,844             32,462
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           25,858             26,157
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            9,027              9,150
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 2                                    37,170             37,423
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        41,002             41,020
Trust 2003-10, Cl. HP, 5%, 2/25/18                                          100,000             98,937
Trust 2003-81, Cl. PA, 5%, 2/25/12                                           10,267             10,273
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          67,000             66,507
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 3.79%, 2/1/32 3                                            29,176              6,541
Trust 2002-28, Cl. SA, 15.585%, 4/25/32 3                                    24,249              2,100
Trust 2002-38, Cl. SO, 15.995%, 4/25/32 3                                    59,574              3,704
Trust 2002-39, Cl. SD, 7.651%, 3/18/32 3                                     39,392              3,498
Trust 2002-48, Cl. S, 14.324%, 7/25/32 3                                     40,959              3,743
Trust 2002-52, Cl. SL, 14.519%, 9/25/32 3                                    25,062              2,298
Trust 2002-53, Cl. SK, 7.796%, 4/25/32 3                                    137,253             13,924
Trust 2002-56, Cl. SN, 16.61%, 7/25/32 3                                     55,846              5,169
Trust 2002-77, Cl. IS, 13.641%, 12/18/32 3                                  101,496              9,446
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 2.55%, 5/1/23 3                                            30,334              5,914
Trust 240, Cl. 2, 9.596%, 9/1/23 3                                           44,354              9,150
Trust 301, Cl. 2, 1.893%, 4/1/29 3                                           42,002              8,882
Trust 321, Cl. 2, 3.31%, 3/1/32 3                                           126,985             29,196
Trust 324, Cl. 2, (2.71)%, 6/1/32 3                                         158,866             35,184
Trust 329, Cl. 2, 7.277%, 1/1/33 3                                          100,371             23,974
Trust 333, Cl. 2, 8.36%, 3/1/33 3                                           106,087             25,597
Trust 2001-63, Cl. SD, 18.777%, 12/18/31 3                                   38,015              3,702
Trust 2001-68, Cl. SC, 18.639%, 11/25/31 3                                   27,864              2,827
Trust 2001-81, Cl. S, 17.217%, 1/25/32 3                                     33,219              3,064
Trust 2002-9, Cl. MS, 14.197%, 3/25/32 3                                     47,209              4,532
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 3                                   39,248              3,845
Trust 2005-40, Cl. SA, 0%, 5/25/35 3,4                                      160,000              9,325
Trust 2005-40, Cl. SB, 0%, 5/25/35 3,4                                      160,000              9,325
                                                                                       ----------------
                                                                                            12,073,274


3            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.8%
Government National Mortgage Assn., 7%, 10/15/23-3/15/26                $   276,735    $       294,043
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 13.755%, 7/16/28 3                                   55,938              6,908
Series 2001-21, Cl. SB, 12.767%, 1/16/27 3                                  287,939             24,214
                                                                                       ----------------
                                                                                               325,165
-------------------------------------------------------------------------------------------------------
PRIVATE--8.5%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--8.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42           60,000             58,695
-------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                      111,035            112,699
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                       81,789             84,089
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      52,714             52,754
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                    25,506             25,471
-------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                  30,000             30,031
-------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                      50,000             52,707
-------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                      50,000             49,603
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                      30,000             29,469
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                        40,000             39,250
-------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29           36,725             38,456
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                      50,000             49,262
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                     49,517             48,180
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                     30,000             29,960
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                           114,814            117,475
-------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                        50,000             52,995
-------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                              96,000            107,945
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                     80,000             78,928
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                     90,000             90,186
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.545%, 1/25/35 2                                 125,407            125,530
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                    96,066             96,278
Series 2004-W, Cl. A2, 4.623%, 11/25/34 2                                    49,139             49,119
                                                                                       ----------------
                                                                                             1,419,082


4            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                    $    97,431    $        99,468
                                                                                       ----------------
Total Mortgage-Backed Obligations (Cost $13,953,296)                                        13,916,989

-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--47.4%
-------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 5                                     90,000             81,147
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                     1,910,000          1,887,410
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06               430,000            428,717
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
6%, 5/15/08                                                                 735,000            772,805
7.25%, 5/15/30                                                               90,000            116,385
7.25%, 1/15/10 6                                                          1,170,000          1,307,543
-------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS:
5.22%, 1/15/21 5                                                            825,000            371,847
6.23%, 7/15/05 5                                                            489,000            485,068
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                               40,000             51,044
Series A, 6.79%, 5/23/12                                                    908,000          1,024,109
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                                               62,000             67,372
9.25%, 2/15/16                                                            1,080,000          1,507,613
STRIPS, 4.41%, 2/15/16 5                                                    570,000            341,785
                                                                                       ----------------
Total U.S. Government Obligations (Cost $8,517,999)                                          8,442,845
-------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--1.2%
-------------------------------------------------------------------------------------------------------
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23
(Cost $199,243)                                                             200,000            212,003
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.2%
-------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 7
(Cost $30,292)                                                               30,000             30,247
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.3%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.09% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with
UBS Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $762,058 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%,
5/1/19--3/1/34, with a value of $857,182,684 (Cost $762,000)                762,000            762,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $24,905,206)                                  24,801,537
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.2%
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.2%
Undivided interest of 0.15% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with
Merrill Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $742,771 on 4/1/05, collateralized by AA Asset-Backed Securities,
0.00%-7.76%, 6/15/09-1/25/45, with a value of $525,002,014 8                742,710            742,710
                                                                                       ----------------
Total Investments Purchased With Cash Collateral From
Securities Loaned (Cost $742,710)                                                              742,710


5            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $25,647,916)                                143.5%        25,544,247
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                         (43.5)        (7,740,286)

                                                                        -------------------------------
NET ASSETS                                                                    100.0%   $    17,803,961
                                                                        ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $350,437, which represents 1.97% of the Portfolio's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $342,669 or 1.92% of the Portfolio's net assets as of March 31, 2005.

4. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $39,115. See accompanying Notes to Quarterly Statement of Investments.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $30,247 or 0.17% of the Portfolio's net assets as of March 31, 2005.

8. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 25,647,916
                                              ============

Gross unrealized appreciation                 $     99,600
Gross unrealized depreciation                     (203,269)
                                              -------------
Net unrealized depreciation                   $   (103,669)
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures


6            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Portfolio had purchased $9,021,489 of securities on a when-issued basis or forward commitment and sold $1,922,142 of securities issued on a when-issued basis or forward commitment.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


7            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

As of March 31, 2005, the Portfolio had outstanding futures contracts as follows:

                                                                                     UNREALIZED
                                   EXPIRATION    NUMBER OF    VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES    CONTRACTS     MARCH 31, 2005    (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                       6/21/05            8       $    891,000    $     (11,038)
                                                                                 ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.             6/30/05           10          2,068,906             6,041
U.S. Treasury Nts., 5 yr.             6/21/05           25          2,677,344            20,969
U.S. Treasury Nts., 10 yr.            6/21/05            4            437,063            (2,637)
                                                                                 ---------------
                                                                                         24,373
                                                                                 ---------------
                                                                                 $       13,335
                                                                                 ===============

TOTAL RETURN SWAP CONTRACTS. The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at Termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005, the Portfolio had entered into the following total return swap agreements:

                                           PAID BY         RECEIVED BY
              SWAP    NOTIONAL    THE PORTFOLIO AT    THE PORTFOLIO AT    TERMINATION      UNREALIZED
      COUNTERPARTY      AMOUNT      MARCH 31, 2005      MARCH 31, 2005           DATE    DEPRECIATION
--------------------------------------------------------------------------------------------------------
                                                      Value of total
Goldman Sachs                                         return of Lehman
Capital Markets                    One-Month LIBOR    Brothers CMBS
LP                   $ 270,000                 BBA    Index                    4/4/05         $ 3,228

Index abbreviations are as follows:

CMBS                Commercial Mortgage Backed Securities Markets
LIBOR BBA           London-Interbank Offered Rate British Bankers Association

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

SECURITIES LENDING. The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Portfolio had on


8            |            GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

loan securities valued at $2,884,888. Collateral of $2,933,979 was received for the loans, of which $742,710 was received in cash and subsequently invested in approved instruments.


9            |            GOVERNMENT SECURITIES PORTFOLIO


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Portfolio


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005